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                                                   ----------------------------
                     UNITED STATES                         OMB APPROVAL
           SECURITIES AND EXCHANGE COMMISSION      ----------------------------
                 WASHINGTON, D.C. 20549              OMB Number:   3235-0006
                                                   ----------------------------
                       FORM 13F                    Expires:  December 31, 2006
                                                   ----------------------------
                  FORM 13F COVER PAGE              Estimated average burden
                                                   hours per form.......22.8
                                                   ----------------------------

Report for the Calendar Year or Quarter Ended:  12/31/2003
                                               -----------------------
Check Here if Amendment / /: Amendment Number:
                                               -----------------------
   This Amendment (Check only one):     / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         LONGVIEW MANAGEMENT GROUP, LLC
                 ------------------------------------------------
   Address:      222 N. LASALLE STREET, #2000, CHICAGO, IL  60601
                 ------------------------------------------------

                 ------------------------------------------------

                 ------------------------------------------------

Form 13F File Number: 28- 4651
                          ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Angela Newhouse
         -------------------------------
Title:   Investment Information Manager
         -------------------------------
Phone:   312-236-6300
         -------------------------------

Signature, Place, and Date of Signing:

     /s/ Angela Newhouse              Chicago, Illinois     2/17/2004
   -------------------------------    -----------------     ---------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      None
                                        --------------------

Form 13F Information Table Entry Total: 18
                                        --------------------

Form 13F Information Table Value Total: $     919,952
                                        --------------------
                                            (thousands)

THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.

List of Other Included Managers: None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           FORM 13F INFORMATION TABLE
                                   12/31/2003

      COLUMN 1          COLUMN 2  COLUMN 3  COLUMN 4     COLUMN 5                    COLUMN 6     COLUMN 7          COLUMN 8
                                                                            INVESTMENT DISCRETION                VOTING AUTHORITY
----------------------- --------- --------- -------- ---------------- ----  --------------------- --------  ------------------------
                         TITLE OF  CUSIP     VALUE      SHARES OR                                  OTHER
   NAME OF ISSUER         CLASS    NUMBER   (x$1000) PRINCIPAL AMOUNT         SOLE SHARED OTHER   MANAGERS    SOLE     SHARED   NONE
----------------------- --------- --------- -------- ---------------- ----    ---- ------ -----   --------  ---------- ------   ----
AETNA INC NEW           COM       00817Y108    1,553           22,977  SH     X                                 22,977
ALLTEL CORP             COM       020039103    2,639           56,651  SH     X                                 56,651
BANK ONE CORP           COM       06423A103   15,182          333,005  SH     X                                333,005
COMPUTER ASSOC INTL INC COM       204912109      231            8,436  SH     X                                  8,436
EMERSON ELEC CO         COM       291011104    3,696           57,082  SH     X                                 57,082
GENERAL DYNAMICS CORP   COM       369550108  406,380       15,559,021  SH     X                             15,559,021
GENERAL ELEC CO         COM       369604103      590           19,054  SH     X                                 19,054
HILTON HOTELS CORP      COM       432848109    2,013          117,499  SH     X                                117,499
LABORATORY CORP AMER
  HLDGS                 COM       50540R409    1,025           27,728  SH     X                                 27,728
MAYTAG CORP             COM       578592107  150,187        5,392,728  SH     X                              5,392,728
MEDIS TECHNOLOGIES LTD  COM       58500P107   24,073        2,249,801  SH     X                              2,249,801
PARK PL ENTMT CORP      COM       700690100    1,273          117,499  SH     X                                117,499
PFIZER INC              COM       717081103      445           12,586  SH     X                                 12,586
PITNEY BOWES INC        COM       724479100      227            5,600  SH     X                                  5,600
PROCTER & GAMBLE CO     COM       742718109      206            2,059  SH     X                                  2,059
SUNGARD DATA SYS INC    COM       867363103      504           18,181  SH     X                                 18,181
US BANCORP DEL          COM NEW   902973304    1,480           49,689  SH     X                                 49,689
VULCAN MATLS CO         COM       929160109  308,250        6,479,924  SH     X                              6,479,924
TOTAL                                        919,952       30,529,521                                       30,529,521

THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.